SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Research Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,965	$ 3,703	$ 3,840
Subcontractors	4,694	11,423	8,780
Depreciation and amortization	342	51	42
Cost of materials	311	309	223
Allotment of manufacturing costs	1,621	2,220	1,598
Other research and development expenses	137	209	142
Research and development, gross	10,070	17,915	14,625
Participations:
BARDA funds	(3,785)	(13,238)	(8,565)
Revaluation of liabilities in respect of IIA grants	(1,316)	(605)	(598)
Research and development, net of participations	$ 4,969	$ 4,072	$ 5,462